Expense Example {- Investor Freedom® 2030 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2030 Portfolio - VIP Investor Freedom 2030 Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774